united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 7/31

Date of reporting period: 1/31/15

Item 1. Reports to Stockholders.

Astor Active Income ETF Fund
Astor Long/Short ETF Fund
Astor S.T.A.R. ETF Fund

Semi-Annual Report
January 31, 2015

1-877-738-0333

Distributed by Northern Lights Distributors, LLC
Member FINRA

ASTOR ACTIVE INCOME ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2015

The Fund’s performance figures* for the period ended January 31, 2015, compared to its benchmark:

	Six Month	One Year	Three Year	Since Inception (1)
Astor Active Income ETF Fund - Class A Shares	1.24%	3.74%	2.90%	3.22%
Astor Active Income ETF Fund - Class A Shares With Load	(3.54)%	(1.22)%	1.23%	1.65%
Astor Active Income ETF Fund - Class C Shares	0.80%	2.78%	2.05%	2.39%
Barclays Capital U.S. Aggregate Bond Index **	4.36%	6.61%	3.07%	3.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 11.95% for Class A shares and 12.70% for Class C shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.26% for Class A shares and 2.01% for Class C shares. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Fund’s inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	81.8%
Exchange Traded Funds - Equity	12.7%
Short-Term Investments	5.6%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR LONG/SHORT ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2015

The Fund’s performance figures* for the period ended January 31, 2015, compared to its benchmark:

	Six Month	One Year	Five Year	Inception (1)	Inception (2)	Inception (3)
Astor Long/Short ETF Fund - Class A Shares	2.34%	8.06%	N/A	N/A	N/A	5.99%
Astor Long/Short ETF Fund - Class A Shares With Load	(2.50)%	2.96%	N/A	N/A	N/A	4.38%
Astor Long/Short ETF Fund - Class C Shares	1.96%	7.26%	N/A	N/A	2.91%	N/A
Astor Long/Short ETF Fund - Class I Shares	2.45%	8.34%	4.77%	4.00%	N/A	N/A
Astor Long/Short ETF Fund - Class R Shares	2.23%	7.97%	4.53%	3.76%	N/A	N/A
S&P 500 Total Return Index **	4.37%	14.22%	15.60%	14.34%	10.56%	12.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.18%, 2.93%, 1.93%, 2.18% for Class A, Class C, Class I, and Class R respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.80%, 2.55%, 1.55%, and 1.80% for Class A, Class C, Class I, and Class R shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

The Fund’s holdings by asset class, as of January 31, 2015 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	84.9%
Exchange Traded Funds - Debt	9.6%
Exchange Traded Funds - Asset Allocation	3.2%
Short-Term Investments	2.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ASTOR S.T.A.R. ETF FUND
PORTFOLIO REVIEW (Unaudited)
January 31, 2015

The Fund’s performance figures* for the period ended January 31, 2015, compared to its benchmark:

	Six Month	One Year	Since Inception (1)	Since Inception (2)
Astor S.T.A.R. ETF Fund - Class A Shares	2.09%	7.91%	13.53%	N/A
Astor S.T.A.R. ETF Fund - Class A Shares With Load	(2.75)%	2.80%	11.80%	N/A
Astor S.T.A.R. ETF Fund - Class C Shares	1.70%	7.05%	12.69%	N/A
Astor S.T.A.R. ETF Fund - Class I Shares	2.30%	8.21%	N/A	6.14%
S&P 500 Total Return Index **	4.37%	14.22%	18.46%	10.78%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, are 2.50% for Class A shares, 3.25% for Class C shares, and 2.25% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 2.08%, 2.83% and 1.83% for Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price, while both Class A and C shares are subject to a deferred sales charge of up to 1% of the lower of the original purchase price or redemption proceeds. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

The Fund’s holdings by asset class, as of January 31, 2015, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	91.1%
Exchange Traded Funds - Debt	6.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.1)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Astor Active Income ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 94.5%
	DEBT FUNDS - 81.8%
7,110	Guggenheim Enhanced Short Duration ETF	$355,287
2,114	iShares iBoxx $ High Yield Corporate Bond ETF	190,746
385	iShares iBoxx $ Investment Grade Corporate Bond ETF	47,698
3,242	iShares Intermediate Credit Bond ETF	360,737
1,851	iShares Short Maturity Bond ETF	92,749
3,436	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	346,211
5,441	PowerShares Build America Bond Portfolio	170,848
12,660	PowerShares Senior Loan Portfolio	303,460
2,342	SPDR Blackstone / GSO Senior Loan ETF	113,423
		1,981,159
	EQUITY FUNDS - 12.7%
4,082	iShares Core High Dividend ETF	306,517

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,276,764)	2,287,676

	SHORT-TERM INVESTMENTS - 5.6%
134,509	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.03% + (Cost $134,509)	134,509

	TOTAL INVESTMENTS - 100.1% (Cost $2,411,273) (a)	$2,422,185
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(2,240)
	TOTAL NET ASSETS - 100.0%	$2,419,945

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,414,364 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$43,824
Unrealized Depreciation:	(36,003)
Net Unrealized Appreciation:	$7,821

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 97.7%
	ASSET ALLOCATION - 3.2%
143,220	PowerShares DB US Dollar Index Bullish Fund *	$3,599,119

	DEBT FUNDS - 9.6%
70,372	iShares iBoxx $ High Yield Corporate Bond ETF	6,349,666
94,454	SPDR Blackstone / GSO Senior Loan ETF	4,574,407
		10,924,073
	EQUITY FUNDS - 84.9%
283,404	First Trust Large Cap Core AlphaDEX Fund	12,636,984
103,819	First Trust Technology AlphaDEX Fund	3,460,287
44,089	Guggenheim S&P 500 Equal Weight ETF	3,425,715
165,646	Guggenheim S&P 500 Pure Value ETF	8,583,776
150,316	iShares Core High Dividend ETF	11,287,229
83,589	iShares Core S&P 500 ETF	16,790,522
153,505	iShares Core S&P Total US Stock Market ETF	13,998,121
76,917	iShares MSCI EAFE ETF	4,708,090
148,572	iShares MSCI Emerging Markets ETF	5,797,279
56,876	iShares MSCI USA Minimum Volatility ETF	2,290,965
43,590	iShares Russell 2000 ETF	5,043,363
73,782	iShares US Real Estate ETF	5,993,312
22,382	Powershares QQQ Trust Series 1	2,262,820
		96,278,463

	TOTAL EXCHANGE TRADED FUNDS (Cost $105,220,956)	110,801,655

	SHORT-TERM INVESTMENTS - 2.2%
2,504,902	UB Institutional Trust Deposit 0.15% + (Cost $2,504,902)	2,504,902

	TOTAL INVESTMENTS - 99.9% (Cost $107,725,858) (a)	$113,306,557
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	67,042
	TOTAL NET ASSETS - 100.0%	$113,373,599

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $107,782,067 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,397,159
Unrealized Depreciation:	(872,669)
Net Unrealized Appreciation:	$5,524,490

See accompanying notes to financial statements.

Astor S.T.A.R. ETF Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2015

Shares		Value

	EXCHANGE TRADED FUNDS - 97.3%
	DEBT FUNDS - 6.2%
76,870	iShares Core U.S. Aggregate Bond ETF	$8,638,651

	EQUITY FUNDS - 91.1%
304,785	First Trust Consumer Discretionary AlphaDEX Fund	10,554,705
212,317	First Trust Consumer Staples AlphaDEX Fund	9,017,103
144,711	First Trust Energy AlphaDEX Fund	2,898,561
737,447	First Trust Financial AlphaDEX Fund	16,504,064
182,677	First Trust Health Care AlphaDEX Fund *	11,178,006
334,797	First Trust Industrials/Producer Durables AlphaDEX Fund	9,766,028
310,932	First Trust Large Cap Core AlphaDEX Fund	13,864,458
91,783	First Trust Materials AlphaDEX Fund	2,744,312
271,466	First Trust Mid Cap Core AlphaDEX Fund	13,928,920
296,369	First Trust Small Cap Core AlphaDEX Fund	13,929,343
537,377	First Trust Technology AlphaDEX Fund	17,910,775
216,743	First Trust Utilities AlphaDEX Fund	5,433,747
		127,730,022

	TOTAL EXCHANGE TRADED FUNDS (Cost $130,078,887)	136,368,673

	SHORT-TERM INVESTMENTS - 2.8%
3,891,803	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.03% + (Cost $3,891,803)	3,891,803

	TOTAL INVESTMENTS - 100.1% (Cost $133,970,690) (a)	$140,260,476
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(150,078)
	TOTAL NET ASSETS - 100.0%	$140,110,398

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $133,979,476 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$7,073,476
Unrealized Depreciation:	(792,476)
Net Unrealized Appreciation:	$6,281,000

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2015

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
ASSETS
Investment securities:
At cost	$2,411,273	$107,725,858	$133,970,690
At value	$2,422,185	$113,306,557	$140,260,476
Receivable due from Advisor	29,602	—	—
Dividends and interest receivable	1,306	—	—
Receivable for Fund shares sold	—	1,072,097	1,200,896
Prepaid expenses and other assets	—	48,917	26,603
TOTAL ASSETS	2,453,093	114,427,571	141,487,975

LIABILITIES
Distribution (12b-1) fees payable	1,903	1,465	38,541
Investment advisory fees payable	—	82,813	104,661
Payable for Fund shares redeemed	9,481	933,419	1,183,104
Accrued expenses and other liabilities	21,764	36,275	51,271
TOTAL LIABILITIES	33,148	1,053,972	1,377,577
NET ASSETS	$2,419,945	$113,373,599	$140,110,398

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$2,405,800	$108,681,728	$135,592,144
Accumulated net investment income (loss)	1,277	66,179	(294,468)
Accumulated net realized gain (loss) from security transactions	1,956	(955,007)	(1,477,064)
Net unrealized appreciation on investments	10,912	5,580,699	6,289,786
NET ASSETS	$2,419,945	$113,373,599	$140,110,398

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
January 31, 2015

	Astor Active Income ETF Fund	Astor Long/Short ETF Fund	Astor S.T.A.R. ETF Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$1,739,358	$10,072,928	$47,728,494
Shares of beneficial interest outstanding	169,407	859,490	3,235,299
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.27	$11.72	$14.75
Maximum offering price per share (4.75% sales charge)	$10.78	$12.30	$15.49

Class C Shares:
Net Assets	$680,587	$19,621,853	$34,916,500
Shares of beneficial interest outstanding	66,796	1,718,350	2,415,935
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.19	$11.42	$14.45

Class I Shares:
Net Assets	$—	$80,664,132	$57,465,404
Shares of beneficial interest outstanding	—	6,877,376	3,888,386
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.73	$14.78

Class R Shares:
Net Assets	$—	$3,014,686	$—
Shares of beneficial interest outstanding		257,633
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$—	$11.70	$—

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2015

	Astor Active Income	Astor Long/Short	Astor S.T.A.R.
	ETF Fund	ETF Fund	ETF Fund
INVESTMENT INCOME
Dividends	$41,234	$1,109,279	$740,516
Interest	8	3,848	409
TOTAL INVESTMENT INCOME	41,242	1,113,127	740,925

EXPENSES
Investment advisory fees	8,277	494,865	602,822
Distribution (12b-1) fees, Class A shares	2,123	88,672	60,841
Distribution (12b-1) fees, Class C shares	3,330	11,932	149,974
Distribution (12b-1) fees, Class R shares	—	4,314	—
Registration fees	22,875	36,600	32,025
Transfer agent fees	19,252	39,105	33,090
Administrative services fees	17,542	49,032	91,322
Accounting services fees	15,542	29,726	32,589
Professional fees	11,068	16,353	14,345
Trustees fees and expenses	5,574	5,724	5,724
Custodian fees	2,507	3,289	3,005
Printing expenses	902	14,827	7,498
Compliance officer fees	313	8,802	5,254
Insurance expense	183	1,281	1,281
Other expenses	868	4,136	2,086
TOTAL EXPENSES	110,356	808,658	1,041,856

Less: Fees waived and expenses reimbursed by the Advisor	(97,220)	(84,033)	(76,231)

NET EXPENSES	13,136	724,625	965,625
NET INVESTMENT INCOME (LOSS)	28,106	388,502	(224,700)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	8,250	(42,116)	(1,402,448)
Net change in unrealized appreciation (depreciation) on investments	(11,771)	1,409,435	3,438,835
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(3,521)	1,367,319	2,036,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,585	$1,755,821	$1,811,687

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Active Income ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment income	$28,106	$38,675
Net realized gain/(loss) from security transactions	8,250	(1,472)
Net change in unrealized appreciation (depreciation) on investments	(11,771)	29,930
Net increase in net assets resulting from operations	24,585	67,133

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(3,040)	(90)
Class C	(1,258)	(5)
From net investment income
Class A	(23,552)	(30,386)
Class C	(7,990)	(3,600)
From distributions to shareholders	(35,840)	(34,081)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	231,107	1,863,469
Class C	48,026	570,870
Distributions Reinvested
Class A	11,990	23,600
Class C	2,231	675
Cost of Shares Redeemed
Class A	(234,120)	(685,611)
Class C	(2,146)	—
Net increase in net assets from shares of beneficial interest	57,088	1,773,003

TOTAL INCREASE IN NET ASSETS	45,833	1,806,055

NET ASSETS
Beginning of Period	2,374,112	568,057
End of Period ^	$2,419,945	$2,374,112
^Includes accumulated net investment income of:	$1,277	$4,713

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Active Income ETF Fund
	For the
	Six Months Ended	For the Year
	January 31, 2015	Ended
	(Unaudited)	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	22,448	183,456
Shares Reinvested	1,178	2,315
Shares Redeemed	(22,688)	(67,028)
Net increase in shares of beneficial interest outstanding	938	118,743

Class C:
Shares Sold	4,655	55,784
Shares Reinvested	221	66
Shares Redeemed	(208)	—
Net increase in shares of beneficial interest outstanding	4,668	55,850

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment income	$388,502	$288,464
Net realized gain (loss) from security transactions	(42,116)	1,511,080
Net change in unrealized appreciation on investments	1,409,435	2,266,634
Net increase in net assets resulting from operations	1,755,821	4,066,178

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	(35,269)	(24,444)
Class C	(17,329)	(5,685)
Class I	(339,803)	(178,448)
Class R	(9,401)	(21,407)
From distributions to shareholders	(401,802)	(229,984)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	5,903,950	16,450,105
Class C	5,174,853	9,442,599
Class I	48,177,860	33,466,001
Class R	393,415	3,528,632
Distributions Reinvested
Class A	25,548	18,232
Class C	14,645	4,774
Class I	255,051	121,564
Class R	8,097	19,864
Cost of Shares Redeemed
Class A	(5,562,035)	(12,409,471)
Class C	(1,434,990)	(2,036,091)
Class I	(14,306,233)	(7,790,188)
Class R	(3,893,555)	(4,764,866)
Net increase in net assets from shares of beneficial interest	34,756,606	36,051,155

TOTAL INCREASE IN NET ASSETS	36,110,625	39,887,349

NET ASSETS
Beginning of Period	77,262,974	37,375,625
End of Period *	$113,373,599	$77,262,974
*Includes accumulated net investment income of:	$66,179	$79,479

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Long/Short ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	503,963	1,474,205
Shares Reinvested	2,160	1,602
Shares Redeemed	(481,430)	(1,072,659)
Net increase in shares of beneficial interest outstanding	24,693	403,148

Class C:
Shares Sold	451,903	865,749
Shares Reinvested	1,267	420
Shares Redeemed	(126,107)	(189,025)
Net increase in shares of beneficial interest outstanding	327,063	677,144

Class I:
Shares Sold	4,103,478	2,928,980
Shares Reinvested	21,568	10,604
Shares Redeemed	(1,214,835)	(698,807)
Net increase in shares of beneficial interest outstanding	2,910,211	2,240,777

Class R:
Shares Sold	33,861	320,672
Shares Reinvested	685	1,754
Shares Redeemed	(337,810)	(423,579)
Net decrease in shares of beneficial interest outstanding	(303,264)	(101,154)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
FROM OPERATIONS
Net investment loss	$(224,700)	$(277,509)
Net realized gain (loss) from security transactions	(1,402,448)	240,476
Net change in unrealized appreciation on investments	3,438,835	2,305,533
Net increase in net assets resulting from operations	1,811,687	2,268,500

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(40,530)	(36,315)
Class C	(27,386)	(12,863)
Class I	(39,184)	—
From distributions to shareholders	(107,100)	(49,178)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	14,718,960	49,268,392
Class C	11,855,140	22,087,046
Class I	37,967,815	26,807,227
Distributions Reinvested
Class A	37,303	33,134
Class C	26,024	12,404
Class I	33,295	—
Cost of Shares Redeemed
Class A	(14,285,081)	(11,397,256)
Class C	(1,190,829)	(330,580)
Class I	(7,075,484)	(458,479)
Net increase in net assets from shares of beneficial interest	42,087,143	86,021,888

TOTAL INCREASE IN NET ASSETS	43,791,730	88,241,210

NET ASSETS
Beginning of Period	96,318,668	8,077,458
End of Period^	$140,110,398	$96,318,668
^Includes accumulated net investment loss of:	$(294,468)	$(69,768)

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor S.T.A.R. ETF Fund
	For the
	Six Months Ended	For the
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
SHARE ACTIVITY
Class A:
Shares Sold	998,089	3,475,595
Shares Reinvested	2,576	2,424
Shares Redeemed	(972,965)	(776,507)
Net increase in shares of beneficial interest outstanding	27,700	2,701,512

Class C:
Shares Sold	816,023	1,580,795
Shares Reinvested	1,833	919
Shares Redeemed	(81,731)	(23,525)
Net increase in shares of beneficial interest outstanding	736,125	1,558,189

Class I:
Shares Sold	2,565,481	1,833,384
Shares Reinvested	2,296	—
Shares Redeemed	(481,428)	(31,347)
Net increase in shares of beneficial interest outstanding	2,086,349	1,802,037

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class A
Six Months Ended	Year Ended	Year Ended	Period Ended
January 31, 2015	July 31,	July 31,	July 31,
(Unaudited)	2014	2013	2012 (1)

Net asset value, beginning of period	$10.31	$10.15	$10.39	$10.00

Activity from investment operations:
Net investment income (2)	0.13	0.26	0.30	0.08
Net realized and unrealized gain (loss) on investments	—	(10)	0.12	(0.22)	0.36
Total from investment operations	0.13	0.38	0.08	0.44

Less distributions from:
Net investment income	(0.15)	(0.22)	(0.30)	(0.05)
Net realized gains	(0.02)	—	(10)	(0.02)	—
Total distributions	(0.17)	(0.22)	(0.32)	(0.05)

Net asset value, end of period	$10.27	$10.31	$10.15	$10.39
Total return (3)	1.24	% (8)	3.75%	0.79%	4.45	% (8)

Net assets, at end of period (000s)	$1,739	$1,737	$505	$245

Ratio of gross expenses to average net assets (4)(6)	9.07	% (5)	11.59%	28.39%	88.15	% (5)
Ratio of net expenses to average net assets (6)	0.90	% (5)	0.90%	0.97	% (9)	1.20	% (5)
Ratio of net investment income to average net assets (7)	2.57	% (5)	2.54%	2.94%	1.14	% (5)

Portfolio Turnover Rate	11	% (8)	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.20% to 0.90% for Class A shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

Astor Active Income ETF Fund Class C
Six Months Ended	Year Ended	Year Ended	Period Ended
January 31, 2015	July 31,	July 31,	July 31,
(Unaudited)	2014	2013	2012 (1)

Net asset value, beginning of period	$10.25	$10.11	$10.35	$10.00

Activity from investment operations:
Net investment income (2)	0.09	0.15	0.21	0.01
Net realized and unrealized gain (loss) on investments	(0.01)	0.14	(0.20)	0.37
Total from investment operations	0.08	0.29	0.01	0.38

Less distributions from:
Net investment income	(0.12)	(0.15)	(0.23)	(0.03)
Net realized gains	(0.02)	—	(10)	(0.02)	—
Total distributions	(0.14)	(0.15)	(0.25)	(0.03)

Net asset value, end of period	$10.19	$10.25	$10.11	$10.35

Total return (3)	0.80	% (8)	2.92%	0.07%	3.82	% (8)

Net assets, at end of period (000s)	$681	$637	$63	$8

Ratio of gross expenses to average net assets (4)(6)	9.82	% (5)	12.34%	29.14%	105.87	% (5)
Ratio of net expenses to average net assets (6)	1.65	% (5)	1.65%	1.72	% (9)	1.93	% (5)
Ratio of net investment income to average net assets (7)	1.83	% (5)	1.48%	2.01%	0.20	% (5)

Portfolio Turnover Rate	11	% (8)	36%	90%	99	% (8)

(1)	The Astor Active Income ETF Fund commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Effective November 28, 2012, the expense cap changed from 1.95% to 1.65% for Class C shares.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	January 31, 2015		July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012 (1)

Net asset value, beginning of period	$11.49		$10.62	$9.91	$10.11

Activity from investment operations:
Net investment income (2)	0.04		0.07	0.05	0.02
Net realized and unrealized gain on investments	0.23		0.83	0.70	0.04
Total from investment operations	0.27		0.90	0.75	0.06

Less distributions from:
Net investment income	(0.04)		(0.03)	(0.04)	—
Return of capital	—		—	—	(0.01)
Net realized gains	—		—	—	(0.25)
Total distributions	(0.04)		(0.03)	(0.04)	(0.26)

Net asset value, end of period	$11.72		$11.49	$10.62	$9.91

Total return (3)	2.34	% (8)	8.50%	7.61%	0.63	% (8)

Net assets, at end of period (000s)	$10,073		$9,595	$4,583	$88

Ratio of gross expenses to average net assets (4)(6)	1.66	% (5)	1.88%	2.18%	2.26	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income to average net assets (7)	0.68	% (5)	0.62%	0.50%	0.35	% (5)

Portfolio Turnover Rate	14	% (8)	55%	124%	188	% (8)

(1)	The Astor Long/Short ETF Fund’s Class A commenced operations on November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2015		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$11.21		$10.41	$9.75	$10.76	$9.84	$10.19

Activity from investment operations:
Net investment loss (2)	—		(0.02)	—	(0.05)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	0.22		0.82	0.66	(0.71)	1.02	(0.32)
Total from investment operations	0.22		0.80	0.66	(0.76)	0.92	(0.35)

Less distributions from:
Net Investment Income	(0.01)		— (9)	—	—	—	—
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.01)		— (9)	—	(0.25)	—	—

Net asset value, end of period	$11.42		$11.21	$10.41	$9.75	$10.76	$9.84

Total return (3)	1.96	% (8)	7.72%	6.77%	(7.08)%	9.35%	(3.44	)% (8)

Net assets, at end of period (000s)	$19,622		$15,602	$7,433	$12,259	$14,276	$1,797

Ratio of gross expenses to average net assets (4)(6)	2.41	% (5)	2.63%	2.93%	2.80%	2.88%	4.05	% (5)
Ratio of net expenses to average net assets (6)	2.25	% (5)	2.25%	2.25%	2.42%	2.74%	2.74	% (5)
Ratio of net investment loss to average net assets (7)	(0.04	)% (5)	(0.16)%	(0.04)%	(0.51)%	(0.95)%	(0.77	)% (5)

Portfolio Turnover Rate	14	% (8)	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class C commenced operations on March 12, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2015		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$11.50		$10.62	$9.91	$10.87	$9.88	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06		0.09	0.10	0.05	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	0.22		0.85	0.67	(0.71)	1.01	(0.09)
Total from investment operations	0.28		0.94	0.77	(0.66)	1.02	(0.12)

Less distributions from:
Net investment income	(0.05)		(0.06)	(0.06)	—	—	—
Return of capital	—		—	—	(0.05)	(0.03)	—
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.05)		(0.06)	(0.06)	(0.30)	(0.03)	—

Net asset value, end of period	$11.73		$11.50	$10.62	$9.91	$10.87	$9.88

Total return (3)	2.45	% (8)	8.87%	7.74%	(6.08)%	10.35%	(1.20	)% (8)

Net assets, at end of period (000s)	$80,664		$45,630	$18,341	$22,337	$24,393	$9,135

Ratio of gross expenses to average net assets (4)(6)	1.41	% (5)	1.63%	1.93%	1.80%	1.87%	4.40	% (5)
Ratio of net expenses to average net assets (6)	1.25	% (5)	1.25%	1.25%	1.41%	1.74%	2.01	% (5)
Ratio of net investment income (loss) to average net assets (7)	1.01	% (5)	0.83%	0.95%	0.49%	0.13%	(0.32	)% (5)

Portfolio Turnover Rate	14	% (8)	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class I commenced operations October 19, 2009.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor Long/Short ETF Fund Class R
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2015		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011	2010 (1)

Net asset value, beginning of period	$11.48		$10.60	$9.89	$10.85	$9.86	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.04		0.06	0.07	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.22		0.85	0.68	(0.71)	1.01	(0.09)
Total from investment operations	0.26		0.91	0.75	(0.68)	1.00	(0.14)

Less distributions from:
Net investment income	(0.04)		(0.03)	(0.04)	—	—	—
Return of capital	—		—	—	(0.03)	(0.01)	—
Net realized gains	—		—	—	(0.25)	—	—
Total distributions	(0.04)		(0.03)	(0.04)	(0.28)	(0.01)	—

Net asset value, end of period	$11.70		$11.48	$10.60	$9.89	$10.85	$9.86

Total return (3)	2.23	% (8)	8.63%	7.56%	(6.31)%	10.15%	(1.40	)% (8)

Net assets, at end of period (000s)	$3,015		$6,437	$7,018	$3,245	$6,847	$1,350

Ratio of gross expenses to average net assets (4)(6)	1.66	% (5)	1.88%	2.18%	2.02%	2.12%	4.64	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50%	1.69%	1.99%	2.35	% (5)
Ratio of net investment income (loss) to average net assets (7)	0.68	% (5)	0.57%	0.63%	0.21%	(0.05)%	(0.67	)% (5)

Portfolio Turnover Rate	14	% (8)	55%	124%	188%	157%	83	% (8)

(1)	The Astor Long/Short ETF Fund’s Class R commenced operations October 19, 2009.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class A
	Six Months Ended		Year Ended	Year Ended	Period Ended
	January 31, 2015		July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012 (1)

Net asset value, beginning of period	$14.46		$12.89	$10.33	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.08)	(0.03)	0.05
Net realized and unrealized gain on investments	0.32		1.68	2.67	0.31
Total from investment operations	0.30		1.60	2.64	0.36

Less distributions from:
Net investment income	—		—	(0.05)	(0.03)
Net realized gains	(0.01)		(0.03)	(0.03)	—
Total distributions	(0.01)		(0.03)	(0.08)	(0.03)

Net asset value, end of period	$14.75		$14.46	$12.89	$10.33
Total return (3)	2.09	% (8)	12.45%	25.73%	3.59	% (8)

Net assets, at end of period (000s)	$47,728		$46,371	$6,524	$109

Ratio of gross expenses to average net assets (4)(6)	1.61	% (5)	1.92%	2.37%	138.74	% (5)
Ratio of net expenses to average net assets (6)	1.50	% (5)	1.50%	1.50%	1.50	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.30	)% (5)	(0.53)%	(0.18)%	0.67	% (5)

Portfolio Turnover Rate	8	% (8)	25%	62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class C
	Six Months Ended		Year Ended		Year Ended	Period Ended
	January 31, 2015		July 31,		July 31,	July 31,
	(Unaudited)		2014		2013	2012 (1)

Net asset value, beginning of period	$14.22		$12.77		$10.30	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.07)		(0.18)		(0.13)	—	(9)
Net realized and unrealized gain on investments	0.31		1.66		2.67	0.31
Total from investment operations	0.24		1.48		2.54	0.31

Less distributions from:
Net investment income	—		—		(0.04)	(0.01)
Net realized gains	(0.01)		(0.03)		(0.03)	—
Total distributions	(0.01)		(0.03)		(0.07)	(0.01)

Net asset value, end of period	$14.45		$14.22		$12.77	$10.30

Total return (3)	1.70	% (8)	11.63%		24.81%	3.08	% (8)

Net assets, at end of period (000s)	$34,917		$23,881		$1,553	$5

Ratio of gross expenses to average net assets (4)(6)	2.36	% (5)	2.67	% (7)	3.12%	139.86	% (5)
Ratio of net expenses to average net assets (6)	2.25	% (5)	2.25%		2.25%	2.25	% (5)
Ratio of net investment loss to average net assets (7)	(1.00	)% (5)	(1.31)%		(1.05)%	(0.06	)% (5)

Portfolio Turnover Rate	8	% (8)	25%		62%	86	% (8)

(1)	The Astor S.T.A.R. ETF Fund commenced operations November 30, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Astor S.T.A.R. ETF Fund Class I
	Six Months Ended		Period Ended
	January 31, 2015		July 31,
	(Unaudited)		2014 (1)

Net asset value, beginning of period	$14.46		$13.88

Activity from investment operations:
Net investment loss (2)	—		(0.04)
Net realized and unrealized gain on investments	0.33		0.62
Total from investment operations	0.33		0.58

Less distributions from:
Net realized gains	(0.01)		—
Total distributions	(0.01)		—

Net asset value, end of period	$14.78		$14.46

Total return	2.30	% (8)	4.18	% (8)(3)

Net assets, at end of period (000s)	$57,465		$26,066

Ratio of gross expenses to average net assets	1.36	% (5)	1.67	% (4)(5)(6)
Ratio of net expenses to average net assets	1.25	% (5)	1.25	% (5)(6)
Ratio of net investment income (loss) to average net assets	0.12	% (5)	(0.43	)% (5)(7)

Portfolio Turnover Rate	8	% (8)	25	% (8)

(1)	Commenced operations January 6, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2015

1.	ORGANIZATION

The Astor Active Income ETF Fund, the Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Active Income ETF Fund primarily seeks income and secondarily seeks capital preservation. The Astor Long/Short ETF Fund seeks total return through a combination of capital appreciation and income. The Astor S.T.A.R. ETF Fund seeks capital appreciation with less volatility than the equity market in general. The Astor Long/Short ETF Fund commenced operations on October 19, 2009. The Astor Active Income ETF Fund and the Astor S.T.A.R. ETF Fund commenced operations on November 30, 2011. On April 1, 2014, Astor Investment Management, LLC became the investment advisor to the Funds.

The Astor Long/Short ETF Fund currently offers Class A, Class C, Class R, and Class I shares. Class C, Class R, and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Active Income ETF Fund currently offers Class A and Class C shares and the Astor S.T.A.R. ETF Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2015, for the Funds’ assets and liabilities measured at fair value:

Astor Active Income ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,287,676	$—	$—	$2,287,676
Short-Term Investments	134,509	—	—	134,509
Total	$2,422,185	$—	$—	$2,422,185

Astor Long/Short ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$110,801,655	$—	$—	$110,801,655
Short-Term Investments	2,504,902	—	—	2,504,902
Total	$113,306,557	$—	$—	$113,306,557

Astor S.T.A.R. ETF Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$136,368,673	$—	$—	$136,368,673
Short-Term Investments	3,891,803	—	—	3,891,803
Total	$140,260,476	$—	$—	$140,260,476

The Funds did not hold any Level 2 or Level 3 securities during the year.

There were no transfers into and out of Levels during the current year presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Long/Short ETF Fund and the Astor S.T.A.R. ETF Fund and declared and paid monthly

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

for the Astor Active Income ETF Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the year ended July, 31, 2014, related to uncertain tax positions taken on returns filed for open tax years (2011-2013, Astor Long/Short ETF Fund only, and 2012-2013 for Astor Active Income ETF Fund and Astor S.T.A.R. ETF Fund), or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $276,012 and $247,930, respectively, for Astor Active Income ETF Fund, $48,219,004 and $13,473,637, respectively, for Astor Long/Short ETF Fund and $49,293,114 and $8,835,150, respectively, for Astor S.T.A.R. ETF Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Effective April 1, 2014, Astor Investment Management, LLC (the “Advisor”) began serving as the Funds’ investment advisor. From August 16, 2013 to March 31, 2014, National Asset Management, Inc. (“NAM”) served as the Fund’s investment advisor. Prior to August 16, 2013, Astor Asset Management, LLC. (“Astor”) served as the Funds’ investment advisor.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

and paid monthly, at an annual rate of 1.00% for each of the Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund’s average daily net assets and 0.70% of the Astor Active Income ETF Fund’s average daily net assets. The Advisor received $8,277, $494,865 and $602,822 in management fees for the period August 1, 2014 through January 31, 2015 from the Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.50%, 2.25%, 1.50% and 1.25% per annum of the Astor Long/Short ETF Fund’s average daily net assets for Class A, Class C, Class R and Class I shares respectively, 0.90% and 1.65% per annum of the Astor Active Income Fund’s average daily net assets for Class A and Class C shares, respectively, and 1.50%, 2.25% and 1.25% per annum of the Astor S.T.A.R. ETF Fund’s average daily net assets for Class A, Class C and Class I shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Funds’ operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for such Fund(s) shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

During the six months ended January 31, 2015, the Funds’ advisor waived fees of $97,220, $84,033, and $76,231 for the Astor Active Income Fund, Astor Long/Short ETF Fund, and the Astor S.T.A.R. ETF Fund, respectively. Expenses waived prior to March 31, 2014 by the Funds’ advisor are no longer subject to recapture under the Advisor Agreement. As of July 31 2014, the Advisor has $208,833 of waived/reimbursed expenses that may be recovered no later than July 31, 2017.

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund and Class R of the Astor Long/Short ETF Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class R shares and Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund paid $5,453, $104,918, and $210,815 in 12b-1 fees for the six months ended January 31, 2015, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I and Class R shares. For the six months ended January 31, 2015, $4,324, $171,537, and $367,504 was paid to the underwriter for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund, and Astor S.T.A.R. ETF Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, GemCom receives fees from the Funds.

Contingent Deferred Sales Charge (“CDSC”) - Class C shares have a CDSC of 1.00% which is imposed in the event of certain redemption transactions within one year following each investment and is paid to the Advisor. The respective shareholders pay CDSCs, which are not an expense of the Funds. For the six months ended January 31, 2015, there were $0, $10,354, and $16,937 in CDSC fees paid to the Advisor for the Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund, respectively.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

For fiscal year ended	Ordinary	Long-Term	Total
7/31/2014	Income	Capital Gain	Distribution
Astor Active Income ETF Fund	$33,986	$95	$34,081
Astor Long/Short ETF Fund	229,985	—	229,985
Astor S.T.A.R. ETF Fund	49,059	119	49,178

For fiscal year ended	Ordinary	Long-Term	Return of	Total
7/31/2014	Income	Capital Gain	Capital	Distribution
Astor Active Income ETF Fund	$13,498	$361	$—	$13,859
Astor Long/Short ETF Fund	129,173	—	—	129,173
Astor S.T.A.R. ETF Fund	12,441	—	—	12,441

As of July 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Astor Active Income ETF Fund	$4,713	$1,095	$—	$—	$—	$19,592	$25,400
Astor Long/Short ETF Fund	110,093	—	(887,296)	—	—	4,115,055	3,337,852
Astor S.T.A.R. ETF Fund	—	41,270	—	—	(69,768)	2,842,165	2,813,667

The Astor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2015

The difference between book basis and tax basis undistributed income/(loss), unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and adjustments for publicly traded partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Astor S.T.A.R. ETF Fund incurred and elected to defer such late year losses of $69,768.

At July 31, 2014, the Astor Long/Short ETF Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Astor Active Income ETF Fund	$—	$—	$—
Astor Long/Short ETF Fund	887,296	—	887,296
Astor S.T.A.R. ETF Fund	—	—	—

Permanent book and tax differences primarily attributable to net operating losses, reclassification of ordinary income distribution and true-up adjustments for partnerships and regulated investment companies resulted in reclassification for the Funds for the year ended July 31, 2014 as follows:

	Paid	Undistributed	Accumulated Net
	In	Net Investment	Realized Gain/(Loss)
	Capital	Income	from Investments
Astor Active Income ETF Fund	$(56)	$24	$32
Astor Long/Short ETF Fund	1	(39,102)	39,101
Astor S.T.A.R. ETF Fund	(112)	207,741	(207,629)

6.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Astor Funds
Expense Examples (Unaudited)
January 31, 2015

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	7/31/14	1/31/15	Period(a)	1/31/15	Period

Astor Active Income ETF Fund – Class A	0.90%	$1,000.00	$1,012.40	$4.54	$1,020.69	$ 4.56
Astor Active Income ETF Fund – Class C	1.65%	$1,000.00	$1,008.00	$8.35	$1,016.88	$ 8.39
Astor Long/Short ETF Fund – Class A	1.50%	$1,000.00	$1,023.40	$7.60	$1,017.70	$ 7.58
Astor Long/Short ETF Fund – Class C	2.25%	$1,000.00	$1,019.60	$11.38	$1,013.94	$11.35
Astor Long/Short ETF Fund – Class I	1.25%	$1,000.00	$1,024.50	$6.33	$1,018.95	$ 6.31
Astor Long/Short ETF Fund – Class R	1.50%	$1,000.00	$1,022.30	$7.61	$1,017.68	$ 7.60
Astor S.T.A.R. ETF Fund – Class A	1.50%	$1,000.00	$1,020.90	$7.60	$1,017.69	$ 7.59
Astor S.T.A.R. ETF Fund – Class C	2.25%	$1,000.00	$1,017.00	$11.36	$1,013.94	$11.34
Astor S.T.A.R. ETF Fund – Class I	1.25%	$1,000.00	$1,023.00	$6.32	$1,018.96	$ 6.30

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr.
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. (a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten, and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl, Mr. Gersten, and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 4/8/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 4/8/15